Provisions - Actual data, key forecast assumptions, and a sensitivity analysis (Details) claims in Thousands	6 Months Ended
	Jun. 30, 2019 £ / claims claims
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Customer initiated claims received and processed | claims	2,600	[1]
Average uphold rate per claim	89.00%	[2]
Average redress per valid claim | £ / claims	2,143	[3]
Customer initiated claims received and processed sensitivity analysis	50k = £120m	[1]
Average uphold rate per claim sensitivity analysis	1% = £3m	[2]
Average redress per valid claim sensitivity analysis	£100 = £12m	[3]
Forecast expected member [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Customer initiated claims received and processed | claims	134	[1]
Average uphold rate per claim	87.00%	[2]
Average redress per valid claim | £ / claims	2,286	[3]

[1]

Total mis -selling claims received b y Barclays, including those received via CMCs but excluding those for which no PPI policy exists and excluding recent investigations and queries by the Official Receiver in respect of bankruptcy estates (the impact of which cannot be reliably estimated at this time) and r esponses to proactive mailing. The sensitivity analysis has been calculated to show the impact of a 50,000 increase or decrease in the number of customer initiated mis -selling policy claims would h ave on the provision level inclusive of operational processing costs

[2]

Average uphold rate per customer initiated mis -selling claims received by Barclays and proactive mailings, excluding those for which no PPI policy exists. The sensitivity analys is has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level

[3]

Average redress stated on a per policy basis for future customer initiated mis -selling complaints received by Barclays . The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision le vel